Earnings Per Share - Reconciliation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Income (loss) from continuing operations	$ 83,181	$ 92,825	$ 31,020	$ 49,464	$ 106,468	$ 134,343	$ 249,576	$ 241,390	$ 234,555
Net income attributable to noncontrolling interests							5,113	4,377	3,481
Net income from continuing operations available to common stockholders, basic and diluted							$ 244,463	$ 237,013	$ 231,074
Denominator:
Basic weighted-average common shares outstanding (in shares)							276,893	277,546	273,139
Dilutive effect of stock options and restricted stock awards (in shares)							1,427	5,206	6,928
Diluted weighted-average common shares outstanding (in shares)							278,320	282,752	280,067
Basic earnings per share (in dollars per share)							$ 0.88	$ 0.85	$ 0.85
Diluted earnings per share (in dollars per share)							$ 0.88	$ 0.84	$ 0.83